Long-Term Debt - Unsecured PN (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 10, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Debt Instrument [Line Items]
Gain on extinguishment of debt		$ (311)	$ 3,029
Unsecured Promissory Note
Debt Instrument [Line Items]
Face amount of debt				$ 2,100
Interest rate				5.00%
Amount of notes paid	$ 1,400
Gain on extinguishment of debt		$ 400